UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/06 (Unaudited)

SENIOR LOANS (93.1%)(a)(c)

	Principal amount	Value

Advertising and Marketing Services (1.4%)
Adams Outdoor Advertising, LP bank term loan FRN
7.091s, 2012	$2,564,867	$2,584,104
Affinion Group, Inc. bank term loan FRN Ser. B,
7.916s, 2013	2,569,214	2,580,454
DoubleClick, Inc. bank term loan FRN 9.17s, 2012	1,288,291	1,301,174
		6,465,732

Automotive (3.6%)
Affinia Group, Inc. bank term loan FRN Ser. B, 8.13s,
2011	434,606	434,606
Avis Budget Car Rental bank term loan FRN Ser. B,
6.35s, 2012	3,200,000	3,189,715
Dana Corp. bank term loan FRN 7.22s, 2008	2,750,000	2,755,156
Hertz Corp. bank term loan FRN 4.93s, 2012	371,092	372,341
Hertz Corp. bank term loan FRN Ser. B, 7.254s, 2012	2,527,484	2,535,989
Hertz Corp. bank term loan FRN Ser. DD, 7.38s, 2012 (U)	434,920	436,798
Lear Corp. bank term loan FRN 7.57s, 2013	3,150,000	3,127,689
Tenneco Automotive, Inc. bank term loan FRN Ser. B,
7.19s, 2012	872,143	877,376
Tenneco Automotive, Inc. bank term loan FRN Ser. B1,
7.052s, 2012	383,117	385,416
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6.813s, 2010	323,190	323,594
TRW Automotive, Inc. bank term loan FRN Ser. E, 6
3/4s, 2010	1,982,462	1,981,967
		16,420,647

Basic Materials (8.6%)
Basell NV bank term loan FRN Ser. B2, 6.906s, 2013
(Netherlands)	541,667	549,566
Basell NV bank term loan FRN Ser. B4, 6.906s, 2013
(Netherlands)	108,333	109,913
Basell NV bank term loan FRN Ser. C2, 7.668s, 2013
(Netherlands)	541,667	549,566
Basell NV bank term loan FRN Ser. C4, 7.668s, 2013
(Netherlands)	108,333	109,913
Celanese Corp. bank term loan FRN Ser. B, 6.979s, 2011	2,525,564	2,535,035
Cognis Holding GmbH & Co. bank term loan FRN Ser. C,
7.92s, 2013 (Germany)	1,000,000	1,008,886
Compass Minerals Group, Inc. bank term loan FRN Ser.
B, 6.492s, 2012	2,671,875	2,674,381
Contech Construction Products bank term loan FRN Ser.
B, 7s, 2013	1,550,000	1,556,781
Covalence Specialty Mate bank term loan FRN 8 3/8s,
2013	1,000,000	1,008,750
Covalence Specialty Mate bank term loan FRN 6.688s,
2013	1,214,286	1,213,527
Georgia-Pacific Corp. bank term loan FRN Ser. B,
6.884s, 2013	1,496,250	1,498,237
Georgia-Pacific Corp. bank term loan FRN Ser. C,
7.984s, 2014	1,500,000	1,518,462
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.498s, 2010	1,662,090	1,676,039
Huntsman International, LLC bank term loan FRN Ser. B,
6.831s, 2012	2,144,198	2,143,192
NewPage Corp. bank term loan FRN Ser. B, 7.96s, 2011	2,145,011	2,155,736
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.339s, 2014 (United Kingdom)	1,150,000	1,163,297
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
7.839s, 2015 (United Kingdom)	1,150,000	1,163,297
Innophos, Inc. bank term loan FRN 7.27s, 2010	1,789,785	1,801,717
ISP Chemco bank term loan FRN Ser. B, 6.938s, 2013	2,300,000	2,307,907
John Maneely Co. bank term loan FRN 7.81s, 2013	900,000	909,375
Nalco Co. bank term loan FRN Ser. B, 6.636s, 2010	2,347,296	2,352,871
Novelis, Inc. bank term loan FRN 7.38s, 2012	724,055	728,241
Novelis, Inc. bank term loan FRN Ser. B, 7.38s, 2012	1,257,569	1,264,839
PQ Corp. bank term loan FRN Ser. B, 7s, 2012	2,181,741	2,195,376
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.126s, 2012	2,482,487	2,497,228
Smurfit-Stone Container Corp. bank term loan FRN
4.94s, 2010	95,621	96,072
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7.282s, 2011	821,842	825,723
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7.186s, 2011	278,805	280,121
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 7.313s, 2011	347,908	349,551
St. Mary's Cement Corp. bank term loan FRN 6.979s, 2009	983,649	995,945

		39,239,544

Beverage (0.6%)
Constellation Brands, Inc. bank term loan FRN Ser. B,
6 1/2s, 2013	573,489	573,847
Constellation Brands, Inc. bank term loan FRN Ser. B,
6.361s, 2011	2,166,404	2,171,008
		2,744,855

Broadcasting (2.4%)
DirecTV Holdings, LLC bank term loan FRN Ser. B,
6.581s, 2013	1,316,667	1,320,987
Gray Television, Inc. bank term loan FRN Ser. B,
6.49s, 2012	546,125	546,944
Gray Television, Inc. bank term loan FRN Ser. B,
6.48s, 2013	1,446,375	1,448,545
Paxson Communications bank term loan FRN Ser. B,
7.777s, 2012	2,500,000	2,556,250
Spanish Broadcasting Systems, Inc. bank term loan FRN
6.73s, 2012	2,431,477	2,440,595
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.344s, 2012	2,834,241	2,824,499
		11,137,820

Building Materials (1.5%)
Custom Building Products bank term loan FRN Ser. B,
7.212s, 2011	802,773	809,463
Goodman Global Holdings bank term loan FRN Ser. B,
6.938s, 2011	887,143	888,991
NCI Building Systems, Inc. bank term loan FRN Ser. B,
8 1/2s, 2010	3,001,947	3,009,452
Nortek Holdings, Inc. bank term loan FRN Ser. B,
6.69s, 2011	2,319,280	2,325,805
		7,033,711

Cable Television (3.0%)
Cablevision Systems Corp. bank term loan FRN 6 3/4s,
2013	3,500,000	3,496,973
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.319s, 2013	2,800,000	2,783,500
Charter Communications bank term loan FRN Ser. B,
7.755s, 2013	2,049,443	2,058,032
Insight Midwest, LP/Insight Capital, Inc. bank term
loan FRN 7s, 2009	1,475,427	1,480,791
Mediacom Communications Corp. bank term loan FRN Ser.
B, 7.067s, 2012	1,983,718	1,977,343
Mediacom Communications Corp. bank term loan FRN Ser.
B, 6 3/4s, 2015	450,000	448,554
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 6 3/4s, 2015 (U)	900,000	895,125
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10s, 2010	750,000	728,705
		13,869,023

Capital Goods (6.7%)
AGCO Corp. bank term loan FRN 6.729s, 2008	1,766,050	1,777,088
Allied Waste Industries, Inc. bank term loan FRN Ser.
A, 4.88s, 2012	582,781	581,920
Allied Waste Industries, Inc. bank term loan FRN Ser.
B, 6.759s, 2012	1,531,949	1,530,034
Amsted Industries, Inc. bank term loan FRN 7.002s, 2013	2,250,000	2,273,906
Berry Plastics Corp. bank term loan FRN Ser. B, 6.84s,
2011	1,091,750	1,096,071
Communications & Power Industries bank term loan FRN
7.721s, 2010	1,111,145	1,114,848
DRS Technologies, Inc. bank term loan FRN 6.451s, 2013	750,000	751,875
Enersys Capital, Inc. bank term loan FRN Ser. B,
6.977s, 2011	1,234,296	1,240,468
Flowserve Corp. bank term loan FRN 6.658s, 2012	2,128,665	2,135,983
Graham Packaging Corp. bank term loan FRN Ser. B,
7.108s, 2011	2,658,697	2,669,220
Hexcel Corp. bank term loan FRN Ser. B, 6.813s, 2012	2,115,556	2,122,607
Invensys PLC bank term loan FRN Ser. B-1, 8.501s, 2009
(United Kingdom)	278,748	278,748
K&F Industries bank term loan FRN Ser. C, 7s, 2012	1,008,701	1,016,266
Mueller Group, Inc. bank term loan FRN Ser. B, 7.81s,
2012	2,388,000	2,405,483
Owens-Illinois, Inc. bank term loan FRN Ser. C1,
6.85s, 2008	1,366,405	1,364,697
Polypore, Inc. bank term loan FRN 7.98s, 2011	1,154,857	1,163,518
Rexnord Corp. bank term loan FRN Ser. B, 7.37s, 2009	1,339,012	1,345,707
Roper Industries, Inc. bank term loan FRN Ser. A,
5.89s, 2009	1,385,712	1,383,113
Solo Cup Co. bank term loan FRN 9.66s, 2012	1,000,000	1,011,250
Solo Cup Co. bank term loan FRN 7.532s, 2011	1,019,872	1,026,458
Terex Corp. bank term loan FRN 7.259s, 2009	681,298	688,111

Terex Corp. bank term loan FRN Ser. C, 7.759s, 2009	596,907	602,876
Transdigm, Inc. bank term loan FRN Ser. C, 7.331s, 2010	979,522	981,971
		30,562,218

Commercial and Consumer Services (2.1%)
Alliance Laundry Systems Corp. bank term loan FRN Ser.
B, 7.32s, 2012	885,000	887,766
Buhrmann USA, Inc. bank term loan FRN Ser. D-1,
6.775s, 2010	982,500	992,325
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7.656s, 2012	2,797,175	2,822,817
IESI Corp. bank term loan FRN Ser. B, 6.842s, 2011	1,000,000	1,005,625
iPayment, Inc. bank term loan FRN 7.34s, 2013	1,600,000	1,606,000
Veterinary Centers of America, Inc. bank term loan FRN
Ser. B, 6 5/8s, 2011	2,280,636	2,297,741
		9,612,274

Communication Services (6.2%)
Alaska Communications Systems Group, Inc. bank term
loan FRN Ser. B, 6.729s, 2012	2,200,000	2,202,200
Alaska Systems Holdings, Inc. bank term loan FRN
6.729s, 2012	200,000	200,200
Audatex bank term loan FRN 7.3s, 2013	1,750,000	1,756,563
Centennial Cellular Operating Co., LLC bank term loan
FRN Ser. B, 7.248s, 2011	2,036,621	2,046,805
Consolidated Communications Holdings bank term loan
FRN Ser. D, 6.78s, 2011	1,741,743	1,746,097
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 6 3/4s, 2012	1,750,000	1,747,375
Hawaiian Telecom Communications bank term loan FRN
Ser. B, 7.23s, 2012	1,000,000	1,003,214
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 6
3/4s, 2011 (Bermuda)	1,473,081	1,477,991
Iowa Telecommunications Service bank term loan FRN
Ser. B, 6.689s, 2011	2,250,000	2,256,093
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 7 3/4s, 2013	2,900,000	2,916,313
Madison River Capital, LLC bank term loan FRN Ser. B,
7.26s, 2012	2,500,000	2,510,938
Nextel Partners, Inc. bank term loan FRN Ser. D,
6.32s, 2012	1,415,455	1,413,980
PanAmSat Corp. bank term loan FRN Ser. B1, 6.9s, 2010	1,729,355	1,740,164
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
6.73s, 2012	1,798,529	1,805,273
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
7.812s, 2010	1,995,000	2,010,794
Valor Telecommunications Enterprises, LLC/Finance
Corp. bank term loan FRN Ser. B, 6.753s, 2012	1,756,667	1,757,608
		28,591,608

Consumer (0.5%)
Visant Holding Corp. bank term loan FRN Ser. C,
7.318s, 2010	2,406,990	2,419,626

Consumer Goods (1.5%)
Burt's Bees, Inc. bank term loan FRN Ser. B, 7.734s,
2011	731,662	737,149
Culligan Finance Corp. BV bank term loan FRN Ser. B,
7.081s, 2011 (Netherlands)	247,500	248,273
Easton Bell Sports, Inc. bank term loan FRN Ser. B,
6.814s, 2012	1,750,000	1,752,917
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.235s, 2011	2,232,871	2,248,687
Prestige Brands, Inc. bank term loan FRN Ser. B-1,
6.89s, 2011	230,422	232,054
Spectrum Brands, Inc. bank term loan FRN Ser. B,
8.084s, 2013	1,662,351	1,675,858
		6,894,938

Consumer Services (1.9%)
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B, 6.581s, 2013	2,194,500	2,197,700
Ashtead Group PLC bank term loan FRN Ser. B, 6.938s,
2009 (United Kingdom)	2,277,000	2,286,962
Brand Services, Inc. bank term loan FRN 8.133s, 2009	2,032,757	2,036,991
United Rentals, Inc. bank term loan FRN 7.1s, 2011	1,895,530	1,903,429
United Rentals, Inc. bank term loan FRN Ser. B,
4.829s, 2011	386,843	388,455
		8,813,537

Energy (6.1%)
CR Gas Storage bank term loan FRN 8 3/4s, 2013	393,939	392,708
CR Gas Storage bank term loan FRN 8 3/4s, 2013	413,636	412,344
CR Gas Storage bank term loan FRN 8 3/4s, 2013	2,166,667	2,159,896
CR Gas Storage bank term loan FRN Ser. DD, 6 3/4s,

2013 (U)	275,758	274,896
Complete Production Services bank term loan FRN Ser.
B, 7.28s, 2012	1,990,000	1,998,292
Dresser, Inc. bank term loan FRN 8.65s, 2010	500,000	508,750
Dresser-Rand Group, Inc. bank term loan FRN Ser. B,
6.923s, 2011	725,223	730,889
EPCO Holding, Inc. bank term loan FRN Ser. C, 7.095s,
2010	2,276,934	2,294,418
Foundation Coal bank term loan FRN Ser. B, 6.673s, 2011	1,212,766	1,221,293
Helix Energy Solutions Group, Inc. bank term loan FRN
Ser. B, 5s, 2013	2,750,000	2,755,500
Key Energy Services, Inc. bank term loan FRN Ser. B,
8.4s, 2012	1,995,000	2,008,716
Meg Energy Corp. bank term loan FRN 7s, 2013 (Canada)	1,850,000	1,860,242
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(U) (Canada)	1,350,000	1,348,794
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.48s, 2012 (Norway)	2,543,625	2,552,370
Targa Resources, Inc. bank term loan FRN 7.328s, 2012	2,408,879	2,422,429
Targa Resources, Inc. bank term loan FRN 4.854s, 2012	581,036	584,304
Universal Compression, Inc. bank term loan FRN Ser. B,
6.48s, 2012	2,230,245	2,240,701
Vulcan Energy Corp. bank term loan FRN Ser. B, 6.689s,
2011	1,994,453	1,996,946
		27,763,488

Entertainment (2.9%)
AMC Entertainment, Inc. bank term loan FRN Ser. B,
7.216s, 2013	2,493,750	2,501,715
Century Theaters bank term loan FRN Ser. B, 6.695s,
2013	1,900,000	1,905,542
Cinemark, Inc. bank term loan FRN Ser. C, 6.83s, 2011	1,482,608	1,492,616
MGM Studios, Inc. bank term loan FRN Ser. B, 7.229s,
2011	2,300,000	2,312,075
Regal Cinemas, Inc. bank term loan FRN Ser. B, 6.729s,
2010	1,231,408	1,230,709
Six Flags, Inc. bank term loan FRN Ser. B, 7.317s, 2009	2,625,297	2,638,894
Universal City Development bank term loan FRN Ser. B,
7.12s, 2011	1,076,397	1,081,779
		13,163,330

Financial (4.0%)
Ameritrade Holding Corp. bank term loan FRN Ser. B,
6.6s, 2013	400,000	399,450
Capital Automotive bank term loan FRN 6.78s, 2010 (R)	3,299,874	3,310,186
Fidelity National Information Solutions bank term loan
FRN Ser. B, 6.83s, 2013	3,546,361	3,549,677
General Growth Properties, Inc. bank term loan FRN
Ser. A, 6.34s, 2010 (R)	3,500,000	3,469,862
Hilb, Royal & Hobbs Co. bank term loan FRN Ser. B, 6
1/2s, 2013	2,000,000	1,999,166
LNR Property Corp. bank term loan FRN Ser. B, 8.03s,
2010	2,382,397	2,382,769
Nasdaq Stock Market, Inc (The) bank term loan FRN Ser.
B, 6 3/4s, 2012	2,089,033	2,085,770
Nasdaq Stock Market, Inc (The) bank term loan FRN Ser.
C, 6 3/4s, 2012	1,210,967	1,209,075
		18,405,955

Food (3.8%)
American Seafood Group, LLC bank term loan FRN Ser. B,
6.729s, 2012	2,106,083	2,113,981
American Seafood Group, LLC bank term loan FRN Ser.
DD, 5.266s, 2012	433,333	434,958
Del Monte Foods Co. bank term loan FRN Ser. B, 6.654s,
2012	990,000	993,218
Del Monte Foods Co. bank term loan FRN Ser. B2, 6
1/2s, 2012	2,250,000	2,257,736
Doane Pet Care Co. bank term loan FRN 7.175s, 2012	2,786,000	2,786,000
Dole Food Co. bank term loan FRN Ser. B, 7.056s, 2013	460,465	457,156
Dole Food Co. bank term loan FRN Ser. C, 6.968s, 2013	1,534,884	1,523,853
Dole Food Co. bank term loan FRN Ser. C, 4.92s, 2013	204,651	203,180
Nutro Products, Inc. bank term loan FRN Ser. B,
7.023s, 2013	950,000	950,000
Pinnacle Foods Holding Corp. bank term loan FRN
8.236s, 2010	2,807,005	2,818,935
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
C, 7s, 2010	2,950,000	2,950,000
		17,489,017

Gaming & Lottery (3.0%)
Wembley, Inc. bank term loan FRN 6.991s, 2011 (United
Kingdom)	608,944	615,414
Boyd Gaming Corp. bank term loan FRN Ser. B, 6.545s,
2010	1,577,955	1,583,544
CCM Merger, Inc. bank term loan FRN Ser. B, 7.004s,
2012	2,582,246	2,583,537

Penn National Gaming, Inc. bank term loan FRN Ser. B,
6.899s, 2012	2,239,373	2,251,815
Pinnacle Entertainment, Inc. bank term loan FRN Ser.
B, 7.09s, 2011	2,000,000	2,008,126
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.17s, 2012	1,269,188	1,279,897
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. DD, 5.62s, 2012 (U)	1,271,125	1,281,851
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
6.73s, 2011	1,741,026	1,747,011
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 6.73s, 2011	358,974	360,209
		13,711,404

Health Care (9.3%)
AGA Medical Corp. bank term loan FRN Ser. B, 7.38s,
2013	2,300,000	2,311,500
Alderwoods Group, Inc. bank term loan FRN 6.958s, 2009	2,576,858	2,589,743
Ameripath, Inc. bank term loan FRN Ser. B, 7.04s, 2012	2,350,000	2,353,673
Angiotech Pharmaceuticals, Inc. bank term loan FRN
6.581s, 2013 (Canada)	500,000	500,000
Community Health Systems, Inc. bank term loan FRN Ser.
B, 6.97s, 2011	2,123,697	2,134,757
Concentra Operating Corp. bank term loan FRN Ser. B,
6.69s, 2012	2,103,807	2,109,944
CRC Health Corp. bank term loan FRN 7.229s, 2013	1,300,000	1,308,125
DaVita, Inc. bank term loan FRN Ser. B, 6.992s, 2012	2,352,709	2,350,258
DJ Orthopedics, Inc. bank term loan FRN Ser. B,
6.563s, 2013	1,950,000	1,950,000
Extendicare Health Services bank term loan FRN 6.694s,
2010	1,192,610	1,192,610
Fresenius Medical Care AG & Co. KGAA bank term loan
FRN Ser. B, 6.384s, 2013 (Germany)	2,500,000	2,487,948
Hanger Orthopedic Group, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2013	1,350,000	1,355,063
Healthsouth Corp. bank term loan FRN Ser. B, 8.15s,
2013	3,150,000	3,150,564
IASIS Healthcare Corp. bank term loan FRN Ser. B,
7.264s, 2011	2,276,277	2,298,566
Kinetic Concepts, Inc. bank term loan FRN Ser. B,
6.73s, 2011	975,058	982,371
LifePoint, Inc. bank term loan FRN Ser. B, 6.905s, 2012	2,393,060	2,394,721
Magellan Health Services, Inc. bank term loan FRN
4.939s, 2008	360,360	360,360
Magellan Health Services, Inc. bank term loan FRN Ser.
B, 7.16s, 2008	405,405	405,405
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
6.91s, 2012	2,480,769	2,494,724
Quintiles Transnational bank term loan FRN 7.08s, 2013	1,500,000	1,499,063
Stewart Enterprises, Inc. bank term loan FRN Ser. B,
6.691s, 2011	1,895,438	1,902,546
Vanguard Health Systems bank term loan FRN 6.95s, 2011	2,238,134	2,253,522
VWR International, Inc. bank term loan FRN Ser. B,
7.34s, 2011	1,106,893	1,114,272
Warner Chilcott Corp. bank term loan FRN Ser. B,
7.63s, 2012	17,594	17,660
Warner Chilcott Corp. bank term loan FRN Ser. B,
7.62s, 2012	531,130	532,837
Warner Chilcott Corp. bank term loan FRN Ser. C,
7.86s, 2012	214,020	214,708
Warner Chilcott Corp. bank term loan FRN Ser. D,
7.86s, 2012	98,872	99,189
Warner Chilcott Corp. bank term loan FRN Ser. DD,
7.65s, 2012	93,461	93,812
		42,457,941

Homebuilding (1.7%)
Landsource, Inc. bank term loan FRN Ser. B, 7 5/8s,
2010	1,850,000	1,853,469
Lion Gables Realty bank term loan FRN 6.835s, 2006	1,115,266	1,116,195
Maguire Properties, Inc. bank term loan FRN Ser. B,
6.83s, 2010 (R)	973,333	976,983
Southedge bank term loan FRN Ser. C, 7 1/8s, 2009	1,000,000	1,003,750
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.671s, 2013	2,800,000	2,793,000
		7,743,397

Household Furniture and Appliances (0.5%)
Sealy Corp. bank term loan FRN Ser. D, 6.739s, 2012	2,349,055	2,356,396

Media (0.7%)
Affinity Group Holdings bank term loan FRN Ser. B2,
7.593s, 2009	694,310	700,385
Warner Music Group bank term loan FRN Ser. B, 7.222s,
2011	2,362,028	2,368,673
		3,069,058

Publishing (2.4%)
American Media Operations bank term loan FRN 8.12s,
2013	2,400,000	2,418,000
Dex Media East, LLC bank term loan FRN Ser. B, 6.573s,
2009	1,248,541	1,246,633
Dex Media West, LLC bank term loan FRN Ser. B1,
6.631s, 2010 (U)	475,498	474,309
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.309s, 2013	746,250	735,429
Quebecor, Inc. bank term loan FRN Ser. B, 7.068s, 2013
(Canada)	2,743,125	2,764,557
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
A-3, 6.319s, 2009	323,886	321,804
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
D, 6.461s, 2011	728,510	727,235
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.437s, 2011	319,192	318,633
Raycom Media, Inc. bank term loan FRN Ser. B, 6 1/2s,
2013	1,496,106	1,496,106
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	735,022	739,616
		11,242,322

Restaurants (1.8%)
Burger King Corp. bank term loan FRN Ser. B-1, 6 1/2s,
2013	654,279	653,359
CBRL Group, Inc. bank term loan FRN Ser. B, 6.63s, 2013	1,975,345	1,974,729
CBRL Group, Inc. bank term loan FRN Ser. DD, 5 3/4s,
2007 (U)	274,655	273,969
Domino's, Inc. bank term loan FRN Ser. B, 6.456s, 2010	2,124,750	2,130,062
Jack-in-the-Box, Inc. bank term loan FRN 6.519s, 2008	1,481,080	1,490,336
NPC International, Inc. bank term loan FRN Ser. B,
6.879s, 2013	1,256,667	1,254,310
QFH, LLC bank term loan FRN 7 1/4s, 2013	400,000	399,750
		8,176,515

Retail (3.6%)
Boise Cascade Corp. bank term loan FRN Ser. D, 6 3/4s,
2011	2,219,708	2,228,285
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.53s, 2013	2,194,500	2,169,812
Couche-Tard US/Finance bank term loan FRN 6 3/4s, 2010	598,469	603,956
J Crew Operating Corp. bank term loan FRN Ser. B, 9
1/4s, 2013	400,000	400,333
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 7
5/8s, 2011 (Canada)	2,287,643	2,298,764
National Bedding Co., LLC bank term loan FRN 6.916s,
2011	1,984,889	1,999,279
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.34s, 2013	3,136,076	3,158,756
Sports Authority, Inc. (The) bank term loan FRN Ser.
B, 7.348s, 2013	1,100,000	1,100,000
Supervalu, Inc. bank term loan FRN Ser. B, 6 3/4s, 2012	2,350,000	2,345,888
		16,305,073

Technology (5.4%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 7.188s, 2013	1,300,000	1,302,438
AMI Semiconductor, Inc. bank term loan FRN 6.581s, 2012	2,282,242	2,290,800
Aspect Software, Inc. bank term loan FRN Ser. B,
7.438s, 2010	2,000,000	2,005,000
Avago Technologies Finance bank term loan FRN Ser. DD,
7 1/2s, 2012 (Singapore)	1,500,000	1,505,625
Extensity, Inc. bank term loan FRN Ser. B, 7 5/8s, 2011	1,950,000	1,943,906
Iron Mountain, Inc. bank term loan FRN 6.844s, 2011	492,500	495,784
Iron Mountain, Inc. bank term loan FRN Ser. C, 7s, 2011	1,447,500	1,454,738
Nortel Networks, Inc. bank term loan FRN Ser. A, 7
1/8s, 2007 (Canada)	2,200,000	2,200,000
ON Semiconductor Corp. bank term loan FRN Ser. BH,
7.23s, 2011	657,906	661,607
Sedgwick CMS Holdings, Inc. bank term loan FRN Ser. B,
6.98s, 2013	748,125	747,813
Sensata Technologies BV bank term loan FRN 6.86s, 2013
(Netherlands)	1,350,000	1,347,831
Serena Software, Inc. bank term loan FRN 7.41s, 2013	2,000,000	2,009,166
SS&C Technologies, Inc. bank term loan FRN Ser. B,
7.48s, 2012	2,114,516	2,125,089
SS&C Technologies, Inc. bank term loan FRN Ser. B,
7.48s, 2012	179,734	180,633
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
7.66s, 2013	2,284,622	2,297,758
UGS Corp. bank term loan FRN Ser. C, 7.09s, 2012	2,091,796	2,101,383
		24,669,571

Textiles (0.7%)
William Carter Holdings Co. (The) bank term loan FRN

Ser. B, 6.703s, 2012	3,096,578	3,099,158

Tire & Rubber (0.8%)
Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 7
1/2s, 2012	648,375	650,969
Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 7
1/2s, 2012	378,542	380,056
Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 7
1/2s, 2012	608,958	611,394
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.954s, 2010	1,900,000	1,912,825
		3,555,244

Toys (0.2%)
Mega Bloks, Inc. bank term loan FRN Ser. B, 6.911s,
2012 (Canada)	1,088,059	1,093,500

Transportation (1.5%)
Mid Western Aircraft Systems bank term loan FRN Ser.
B, 7.318s, 2012	1,736,875	1,754,244
Travelcenters of America bank term loan FRN Ser. B,
6.62s, 2011	1,745,625	1,755,226
United Airlines bank term loan FRN Ser. B, 8 5/8s, 2012	2,887,500	2,926,481
United Airlines bank term loan FRN Ser. DD, 8 7/8s,
2012	412,500	418,069
		6,854,020

Utilities & Power (4.0%)
Aquila, Inc. bank term loan FRN Ser. B, 10.67s, 2009	1,250,000	1,287,500
Calpine Corp bank term loan FRN 8.979s, 2008	1,498,936	1,532,662
Calpine Corp. bank term loan FRN 7.23s, 2008	1,296,095	1,308,515
El Paso Corp. bank term loan FRN 4.729s, 2009	1,017,000	1,021,802
El Paso Corp. bank term loan FRN Ser. B, 7 3/4s, 2009	1,184,327	1,190,413
LSP Gen Finance Co, LLC bank term loan FRN Ser. B,
6.843s, 2013	1,727,273	1,730,152
LSP Gen Finance Co, LLC bank term loan FRN Ser. DD, 6
3/4s, 2013 (U)	72,727	72,849
Markwest Energy Partners, LP bank term loan FRN
7.343s, 2010	1,450,000	1,450,000
Midwest Generation, LLC bank term loan FRN 6.699s, 2011	1,713,996	1,720,424
Mirant North America, LLC bank term loan FRN Ser. B,
6.83s, 2013	2,593,500	2,593,500
NRG Energy, Inc. bank term loan FRN 6.979s, 2013	352,760	354,028
NRG Energy, Inc. bank term loan FRN Ser. B, 6.82s, 2013	2,797,240	2,807,095
Regency Gas Services, LLC bank term loan FRN 7.23s,
2010	1,241,875	1,241,875
		18,310,815

Tobacco (0.7%)
Reynolds American, Inc. bank term loan FRN Ser. B, 6
7/8s, 2012	3,400,000	3,400,000

Total senior loans (cost $427,567,212)		$426,671,737

CORPORATE BONDS AND NOTES (4.6%)(a)

	Principal amount	Value

AES Corp. (The) sr. notes 8 3/4s, 2008	$500,000	$521,250
Airgate PCS, Inc. company guaranty FRN 8.827s, 2011	750,000	772,500
AMC Entertainment, Inc. company guaranty FRN 9.42s,
2010	800,000	826,000
Autonation, Inc. 144A company guaranty FRB 7.045s, 2013	1,000,000	1,010,000
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. notes
FRN 9.035s, 2010 (acquired various dates from 12/1/04
to 3/14/06, cost $1,988,125) (RES)	2,000,000	2,025,000
Centennial Communications Corp. sr. notes FRN 10.74s,
2013	750,000	781,875
CSC Holdings, Inc. sr. notes 7 7/8s, 2007	500,000	508,750
Echostar DBS Corp. FRN 8.24s, 2008	1,250,000	1,270,313
FelCor Lodging, LP sr. notes FRN 9.57s, 2011	750,000	773,438
Ford Motor Credit Corp. FRN 8.149s, 2007	750,000	744,458
Forest Oil Corp. sr. notes 8s, 2008	500,000	510,000
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
7.491s, 2012	538,000	544,725
Harry & David Holdings Inc. company guaranty FRB
9.82s, 2012	500,000	477,500
Host Marriott, LP company guaranty Ser. I, 9 1/2s, 2007	500,000	509,375
Intelsat Subsidiary Holding Co., Ltd. company guaranty
FRN 9.614s, 2012 (Bermuda)	750,000	760,313
Levi Strauss & Co. sr. unsub. FRN 9.74s, 2012	500,000	516,875
PRIMEDIA, Inc. sr. notes FRN 10.545s, 2010	1,250,000	1,275,000
Qwest Corp. sr. notes FRN 8.16s, 2013	1,250,000	1,348,438
Rogers Wireless, Inc. sec. FRN 8.035s, 2010 (Canada)	500,000	515,625
Service Corp. International notes 6 1/2s, 2008	1,000,000	997,500
SunGard Data Systems, Inc. 144A sr. unsec. FRN 9.431s,
2013	1,750,000	1,835,313

Teco Energy, Inc. sr. notes FRN 7.149s, 2010	1,000,000	1,022,500
Universal City Florida Holding Co. sr. notes FRN
9.899s, 2010	670,000	691,775
Williams Cos., Inc. (The) 144A FRN 6.99s, 2010	1,000,000	1,020,000

Total corporate bonds and notes (cost $21,065,811)		$21,258,523

COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)(a) (cost $1,500,000)
	Principal amount	Value

Bear Stearns Commercial Mortgage Securities, Inc.144A
FRB Ser. 05-LXR1, Class J, 6.731s, 2018	$1,500,000	$1,500,000

ASSET-BACKED SECURITIES (0.2%)(a) (cost $954,808)
	Principal amount	Value

Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.581s, 2036	$1,250,000	$1,027,049

SHORT-TERM INVESTMENTS (5.3%)(a) (cost $24,115,221)
	Shares	Value

Putnam Prime Money Market Fund (e)	24,115,221	$24,115,221

TOTAL INVESTMENTS
Total investments (cost $475,203,052) (b)		$474,572,530

NOTES

(a) Percentages indicated are based on net assets of $458,471,202.

(b) The aggregate identified cost on a tax basis is $475,238,825, resulting in gross unrealized appreciation and depreciation of $1,226,998 and $1,893,293, respectively, or net unrealized depreciation of $666,295.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at May 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2006 was $2,025,000 or 0.4% of net assets.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $394,146 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $99,431,610 and $106,625,695, respectively.

(U) A portion of the position represents unfunded loan commitments. As of May 31, 2006, the fund had unfunded loan commitments of $4,513,645, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Unfunded
Borrower	commitments

CR Gas Storage	$274,896
CBRL Group, Inc.	273,969
Dex Media West, LLC	55,978
Hertz Corp.	310,183
LSP Gen Finance Co, LLC	72,849
Mediacom Communications Corp.	895,125
Meg Energy Corp.	1,348,794
Trump Hotel & Casino Resort, Inc.	1,281,851

Totals	$4,513,645

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2006.

Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam Income Strategies Fund

The fund's portfolio
5/31/06 (Unaudited)

Key to abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds

COMMON STOCKS (27.2%)(a)

		Shares	Value

Basic Materials (0.8%)
Dow Chemical Co. (The)		181	$7,216
Freeport-McMoRan Copper & Gold, Inc. Class B		145	8,119
Lyondell Chemical Co.		227	5,493
Monsanto Co.		33	2,777
Nucor Corp.		27	2,842
PPG Industries, Inc.		157	10,101
Rayonier, Inc. (R)		183	7,117
Reliance Steel & Aluminum Co.		262	21,120
Southern Copper Corp.		183	15,582
Tronox, Inc. Class B		4	52
UAP Holding Corp.		264	6,230
			86,649

Capital Goods (1.0%)
Applied Industrial Technologies, Inc.		171	6,592
Autoliv, Inc. (Sweden)		80	4,448
Boeing Co. (The)		198	16,484
Cummins, Inc.		115	12,674
Emerson Electric Co.		164	13,533
Kimball International, Inc. Class B		519	7,785
Lockheed Martin Corp.		45	3,262
LSI Industries, Inc.		373	5,483
Northrop Grumman Corp.		38	2,458
PACCAR, Inc.		20	1,537
Rockwell Automation, Inc.		136	9,286
Smith (A.O.) Corp.		140	6,153
Standard Register Co. (The)		584	7,580
United Technologies Corp.		40	2,501
			99,776

Communication Services (0.7%)
AT&T, Inc.		587	15,297
BellSouth Corp.		78	2,634
Citizens Communications Co.		266	3,373
Comcast Corp. Class A (NON)		70	2,249
Consolidated Communications Holdings, Inc.		1,435	23,505
Iowa Telecommunications Services, Inc.		450	8,100
Valor Communications Group, Inc.		637	7,848
Verizon Communications, Inc.		361	11,267
			74,273

Conglomerates (0.2%)
3M Co.		157	13,135
General Electric Co.		91	3,118
Harsco Corp.		46	3,727
			19,980

Consumer Cyclicals (1.4%)
Administaff, Inc.		323	12,413
American Eagle Outfitters, Inc.		90	2,939
Building Material Holding Corp.		202	5,761
Cato Corp. (The) Class A		58	1,368
CBS Corp. Class B		481	12,463
Charlotte Russe Holding, Inc. (NON)		80	1,698
Escala Group, Inc. (NON)		65	470
Ford Motor Co.		118	845
Gap, Inc. (The)		119	2,166
H&R Block, Inc.		112	2,548
Hasbro, Inc.		215	3,986
Laidlaw International, Inc.		127	3,200
Lowe's Cos., Inc.		60	3,737
Mattel, Inc.		184	3,093
McGraw-Hill Cos., Inc. (The)		482	24,871
Modine Manufacturing Co.		105	2,468
Nordstrom, Inc.		319	11,749
Stanley Works (The)		51	2,476
Startek, Inc.		466	7,027
Steven Madden, Ltd.		66	2,111
Talbots, Inc. (The)		72	1,531
Time Warner, Inc.		689	11,858
Viacom, Inc. Class B (NON)		116	4,379
Wal-Mart Stores, Inc.		66	3,198
Walt Disney Co. (The)		90	2,745
Westwood One, Inc.		276	2,214
Whirlpool Corp.		16	1,439
Wiley (John) & Sons, Inc. Class A		61	2,125

		136,878

Consumer Staples (1.4%)
Altria Group, Inc.	405	29,302
BlueLinx Holdings, Inc.	185	2,494
Brinker International, Inc.	221	8,111
Career Education Corp. (NON)	349	11,374
Coca-Cola Co. (The)	114	5,019
Coca-Cola Enterprises, Inc.	106	2,084
Colgate-Palmolive Co.	86	5,189
Kimberly-Clark Corp.	70	4,247
Labor Ready, Inc. (NON)	131	3,033
Loews Corp. - Carolina Group	175	8,127
Longs Drug Stores, Inc.	197	9,070
McDonald's Corp.	145	4,810
Nutri/System, Inc. (NON)	56	3,804
Pepsi Bottling Group, Inc. (The)	184	5,767
PepsiCo, Inc.	64	3,869
Reynolds American, Inc.	173	19,020
Safeway, Inc.	100	2,358
UST, Inc.	59	2,597
Vector Group, Ltd.	493	8,277
		138,552

Energy (1.1%)
Anadarko Petroleum Corp.	52	2,583
Chevron Corp.	230	13,752
ConocoPhillips	281	17,784
Devon Energy Corp.	38	2,180
Exxon Mobil Corp. (SEG)	477	29,054
Helmerich & Payne, Inc.	247	16,243
Marathon Oil Corp.	75	5,629
Occidental Petroleum Corp.	41	4,063
Questar Corp.	85	6,264
Sunoco, Inc.	197	13,512
Valero Energy Corp.	46	2,822
		113,886

Financial (10.1%)
Accredited Home Lenders Holding Co. (NON)	151	7,843
Advanta Corp. Class B	44	1,610
AMB Property Corp. (R)	207	10,232
American Financial Group, Inc.	109	4,595
American Financial Realty Trust (R)	256	2,534
American Home Mortgage Investment Corp. (R)	170	5,673
Ameriprise Financial, Inc.	65	2,975
Apartment Investment & Management Co. Class A (R)	188	8,131
Archstone-Smith Operating Trust (R)	421	20,355
Ashford Hospitality Trust, Inc. (R)	643	7,684
Avalonbay Communities, Inc. (R)	162	17,221
Bank of America Corp.	340	16,456
Boston Properties, Inc. (R)	304	25,734
BRT Realty Trust (R)	154	4,101
Calamos Asset Management, Inc. Class A	179	5,690
Camden Property Trust (R)	114	8,140
Chubb Corp. (The)	46	2,324
Citigroup, Inc.	346	17,058
Colonial Properties Trust (R)	263	11,756
Commerce Group, Inc.	54	3,065
Corus Bankshares, Inc.	268	7,571
Countrywide Financial Corp.	310	11,867
Crescent Real Estate Equities Co. (R)	187	3,306
Developers Diversified Realty Corp. (R)	211	10,793
Digital Realty Trust, Inc. (R)	238	5,974
Duke Realty Investments, Inc. (R)	300	10,182
Eagle Hospitality Properties Trust, Inc. (R)	445	4,339
Education Realty Trust, Inc. (R)	389	5,485
Entertainment Properties Trust (R)	262	10,755
Equity Office Properties Trust (R)	805	27,088
Equity Residential Properties Trust (R)	553	24,387
Extra Space Storage, Inc. (R)	600	9,114
Fidelity National Financial, Inc.	56	2,323
Fieldstone Investment Corp. (R)	1,804	18,798
First American Corp.	140	5,876
First Bancorp Puerto Rico (Puerto Rico)	120	1,276
First Industrial Realty Trust (R)	83	3,071
Franklin Street Properties Corp. (R)	268	5,700
Fremont General Corp.	416	8,416
General Growth Properties, Inc. (R)	470	20,567
Getty Realty Corp. (R)	269	6,927
Goldman Sachs Group, Inc. (The)	69	10,416
Harris & Harris Group, Inc.	171	1,878
Health Care REIT, Inc. (R)	234	7,930
Healthcare Realty Trust, Inc. (R)	92	3,005
Heritage Property Investment Trust	203	7,109
Home Properties of NY, Inc. (R)	170	8,456
Hospitality Properties Trust (R)	249	10,500
Host Marriott Corp. (R)	947	19,006

HRPT Properties Trust (R)	1,243	13,872
IndyMac Bancorp, Inc.	317	14,550
Inland Real Estate Corp. (R)	411	5,820
Interactive Data Corp.	197	3,847
iStar Financial, Inc. (R)	201	7,654
Kimco Realty Corp. (R)	461	16,527
Lehman Brothers Holdings, Inc.	198	13,189
Liberty Property Trust (R)	364	15,499
Lincoln National Corp.	53	2,978
LTC Properties, Inc. (R)	198	4,348
Mack-Cali Realty Corp. (R)	122	5,231
Medical Properties Trust, Inc. (R)	1,229	14,883
Mellon Financial Corp.	87	3,148
MetLife, Inc.	44	2,265
Morgan Stanley	217	12,938
Nasdaq Stock Market, Inc. (The) (NON)	100	3,044
National Health Investors, Inc. (R)	239	6,396
Nationwide Financial Services, Inc. Class A	145	6,279
Nationwide Health Properties, Inc. (R)	481	10,096
New Century Financial Corp. (R)	415	19,327
New Plan Excel Realty Trust (R)	495	11,687
Newkirk Realty Trust, Inc. (R)	742	12,681
Omega Healthcare Investors, Inc. (R)	301	3,711
ProLogis Trust (R)	473	23,390
Prudential Financial, Inc.	162	12,336
Public Storage, Inc. (R)	123	8,817
R&G Financial Corp. Class B (Puerto Rico)	110	1,001
RAIT Investment Trust (R)	520	13,104
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	387	49,346
Saxon Capital, Inc. (R)	714	7,961
Senior Housing Properties Trust (R)	399	6,867
Shurgard Storage Centers, Inc. Class A	97	5,631
Simon Property Group, Inc. (R)	436	34,719
SL Green Realty Corp. (R)	64	6,349
Spirit Finance Corp.	299	3,483
St. Paul Travelers Cos., Inc. (The)	46	2,025
State Street Corp.	110	6,831
streetTRACKS Dow Jones Stoxx 50 Fund	1,497	65,149
Trustreet Properties, Inc. (R)	753	9,774
U.S. Bancorp	400	12,348
Vanguard Small Cap Exchange Traded Fund (VIPERS)	28	1,778
Vornado Realty Trust (R)	256	23,012
Wachovia Corp.	243	13,001
Washington Mutual, Inc.	80	3,673
Weingarten Realty Investors (R)	182	6,891
Wells Fargo & Co.	384	25,486
Zenith National Insurance Corp.	275	11,000
		1,019,234

Health Care (1.7%)
Abbott Laboratories	328	14,006
Aetna, Inc.	352	13,538
Allergan, Inc.	34	3,224
Amgen, Inc. (NON)	55	3,717
Applera Corp.-Applied Biosystems Group	74	2,190
Baxter International, Inc.	52	1,960
Becton, Dickinson and Co.	162	9,790
Bristol-Myers Squibb Co.	549	13,478
Computer Programs & Systems, Inc.	173	6,951
Eli Lilly Co.	38	1,962
Express Scripts, Inc. (NON)	70	5,130
Humana, Inc. (NON)	342	17,315
Johnson & Johnson (SEG)	367	22,101
King Pharmaceuticals, Inc. (NON)	376	6,685
LCA-Vision, Inc.	56	3,043
McKesson Corp.	131	6,485
Merck & Co., Inc.	489	16,279
PerkinElmer, Inc.	75	1,565
Pfizer, Inc.	266	6,294
Schering-Plough Corp.	146	2,783
UnitedHealth Group, Inc.	244	10,726
WellPoint, Inc. (NON)	33	2,362
Wyeth	88	4,025
		175,609

Other (5.4%)
iShares MSCI EAFE Index Fund	5,786	378,578
iShares MSCI Pacific ex-Japan Index Fund	323	34,529
iShares S&P Latin America 40 Index Fund	342	44,898
National Retail Properties, Inc. (R)	407	7,855
Nomura TOPIX Exchange Traded Fund (Japan)	5,300	75,937
		541,797

Technology (2.3%)
ADTRAN, Inc.	93	2,345
Advanced Micro Devices, Inc. (NON)	246	7,599
Apple Computer, Inc. (NON)	41	2,451
Autodesk, Inc. (NON)	196	7,132

Brocade Communications Systems, Inc. (NON)		886	5,413
Cisco Systems, Inc. (NON)		837	16,472
Dell, Inc. (NON)		108	2,741
EMC Corp. (NON)		161	2,061
FEI Co. (NON)		107	2,504
Freescale Semiconductor, Inc. Class B (NON)		231	7,210
Google, Inc. Class A (NON)		7	2,603
Hewlett-Packard Co.		478	15,478
IBM Corp.		203	16,220
Infospace, Inc. (NON)		118	2,675
Intel Corp.		974	17,551
Intuit, Inc. (NON)		90	4,976
Microsoft Corp. (SEG)		711	16,104
MicroStrategy, Inc. (NON)		53	5,002
Motorola, Inc.		666	14,046
MTS Systems Corp.		290	12,108
Oracle Corp. (NON)		233	3,313
PortalPlayer, Inc. (NON)		689	6,924
Qualcomm, Inc.		242	10,941
RealNetworks, Inc. (NON)		981	9,280
Texas Instruments, Inc.		418	13,054
Trizetto Group (NON)		227	3,237
United Online, Inc.		1,693	20,181
Veeco Instruments, Inc. (NON)		123	2,973
			232,594

Transportation (0.4%)
EGL, Inc. (NON)		203	9,149
FedEx Corp.		39	4,262
Norfolk Southern Corp.		188	9,919
Overseas Shipholding Group		93	4,776
Southwest Airlines Co.		555	8,936
United Parcel Service, Inc. Class B		29	2,336
			39,378

Utilities & Power (0.7%)
Duke Energy Corp.		85	2,399
Edison International		43	1,687
Energen Corp.		132	4,472
Equitable Resources, Inc.		195	6,562
Exelon Corp.		38	2,151
FirstEnergy Corp.		101	5,294
NICOR, Inc.		249	10,204
PG&E Corp.		338	13,412
TXU Corp.		484	27,733
			73,914

Total common stocks (cost $2,508,642)			$2,752,520

CORPORATE BONDS AND NOTES (27.0%)(a)

		Principal amount	Value

Basic Materials (1.1%)
AK Steel Corp. company guaranty 7 3/4s, 2012		$10,000	$9,850
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		5,000	4,600
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		10,000	10,100
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		10,000	7,975
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		5,000	5,363
Georgia-Pacific Corp. debs. 9 1/2s, 2011		5,000	5,350
Innophos, Inc. company guaranty 8 7/8s, 2014		5,000	5,088
Ispat Inland ULC sec. notes 9 3/4s, 2014		5,000	5,594
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		3,000	2,820
Nalco Co. sr. sub. notes 9s, 2013	EUR	5,000	6,910
NewPage Corp. sec. notes 10s, 2012		$5,000	5,288
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		15,000	14,325
PQ Corp. 144A company guaranty 7 3/4s, 2013		5,000	4,819
Smurfit Capital Funding PLC debs. 7 1/2s, 2025
(Ireland)		5,000	4,625
Stone Container Corp. sr. notes 9 3/4s, 2011		5,000	5,163
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		15,000	13,425
			111,295

Capital Goods (1.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		10,000	9,813
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		5,000	5,263
Blount, Inc. sr. sub. notes 8 7/8s, 2012		5,000	5,150
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		10,000	10,000
Case New Holland, Inc. company guaranty 9 1/4s, 2011		5,000	5,313

Crown Americas, LLC/Crown Americas Capital Corp. 144A
sr. notes 7 5/8s, 2013	5,000	5,025
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012	10,000	10,700
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015	5,000	5,150
Invensys PLC 144A notes 9 7/8s, 2011 (United Kingdom)	5,000	5,425
L-3 Communications Corp. sr. sub. notes Class B, 6
3/8s, 2015	5,000	4,725
Legrand SA debs. 8 1/2s, 2025 (France)	5,000	5,875
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012	5,000	5,438
Mueller Group, Inc. sr. sub. notes 10s, 2012	5,000	5,463
Owens-Illinois, Inc. debs. 7.8s, 2018	5,000	4,813
Solo Cup Co. sr. sub. notes 8 1/2s, 2014	5,000	4,500
TD Funding Corp. company guaranty 8 3/8s, 2011	5,000	5,313
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012	5,000	5,575
Terex Corp. company guaranty 7 3/8s, 2014	3,000	3,008
		106,549

Communication Services (0.5%)
American Cellular Corp. sr. notes Ser. B, 10s, 2011	5,000	5,369
American Towers, Inc. company guaranty 7 1/4s, 2011	5,000	5,113
Dobson Communications Corp. sr. notes 8 7/8s, 2013	5,000	5,056
PanAmSat Corp. company guaranty 9s, 2014	5,000	5,188
Qwest Corp. notes 8 7/8s, 2012	15,000	16,088
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	5,000	5,050
Rural Cellular Corp. 144A sr. sub. notes FRN 10.899s,
2012	5,000	5,213
		47,077

Consumer Cyclicals (3.1%)
Affinion Group, Inc. 144A bonds 11 1/2s, 2015	5,000	5,088
Affinion Group, Inc. 144A company guaranty 10 1/8s,
2013	5,000	5,175
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	5,000	4,613
ArvinMeritor, Inc. notes 8 3/4s, 2012	2,000	2,010
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015	5,000	4,813
Associated Materials, Inc. company guaranty 9 3/4s,
2012	5,000	5,175
Bon-Ton Department Stores Inc/The 144A sr. notes 10
1/4s, 2014	5,000	4,675
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	5,000	5,113
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	5,000	4,913
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	10,000	10,075
Cenveo Corp, sr. sub. notes 7 7/8s, 2013	3,000	2,895
Corrections Corporation of America sr. notes 7 1/2s,
2011	5,000	5,050
Ford Motor Co. notes 7.45s, 2031	5,000	3,625
Ford Motor Credit Corp. notes 7 7/8s, 2010	10,000	9,226
Ford Motor Credit Corp. notes 7 3/8s, 2009	5,000	4,605
Ford Motor Credit Corp. notes 6 1/2s, 2007	5,000	4,997
General Motors Acceptance Corp. notes 7 3/4s, 2010	5,000	4,899
General Motors Acceptance Corp. notes 6 7/8s, 2012	5,000	4,648
General Motors Acceptance Corp. notes 6 7/8s, 2011	15,000	14,091
General Motors Acceptance Corp. notes 6 3/4s, 2014	25,000	22,694
General Motors Acceptance Corp. sr. notes Ser. GM,
6.311s, 2007	12,000	11,552
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	10,000	10,175
Hertz Corp. 144A sr. notes 8 7/8s, 2014	5,000	5,200
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	15,000	15,038
Jostens IH Corp. company guaranty 7 5/8s, 2012	10,000	9,825
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016	5,000	4,913
MGM Mirage, Inc. company guaranty 6s, 2009	15,000	14,794
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015	5,000	5,206
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013	5,000	4,575
R.H. Donnelley Corp. 144A sr. notes Ser. A-3, 8 7/8s,
2016	5,000	5,038
Scientific Games Corp. company guaranty 6 1/4s, 2012	5,000	4,813
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	10,000	10,400
Standard Pacific Corp. sr. notes 7s, 2015	5,000	4,525
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	15,000	15,863
Station Casinos, Inc. sr. notes 6s, 2012	5,000	4,788
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	10,000	10,050
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	5,000	5,100
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	10,000	10,050
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	5,000	4,900
TRW Automotive Inc. sr. notes 9 3/8s, 2013	10,000	10,775
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	10,000	9,813
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	5,000	4,050
		309,823

Consumer Staples (1.6%)
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	5,000	4,663
Brand Services, Inc. company guaranty 12s, 2012	5,000	5,700

Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014		5,000	4,906
CCH I LLC secd. notes 11s, 2015		10,000	8,525
CCH II 144A sr. notes 10 1/4s, 2010		5,000	4,975
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		20,000	19,950
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		10,000	7,838
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		5,000	5,125
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012		10,000	9,788
Dean Foods Co. company guaranty 7s, 2016		5,000	4,900
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		10,000	10,425
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		10,000	9,400
Echostar DBS Corp. company guaranty 6 5/8s, 2014		5,000	4,725
Echostar DBS Corp. sr. notes 6 3/8s, 2011		10,000	9,600
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		5,000	5,000
Insight Midwest LP/Insight Capital, Inc. sr. notes 9
3/4s, 2009		5,000	5,125
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014		5,000	4,138
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)		5,000	4,650
Liberty Media Corp. debs. 8 1/4s, 2030		5,000	4,823
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013		10,000	9,825
Rite Aid Corp. sr. notes 9 1/4s, 2013		5,000	4,875
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		5,000	4,725
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		5,000	4,063
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013		3,000	2,940
United Rentals NA, Inc. sr. sub. notes 7s, 2014		5,000	4,700
			165,384

Energy (0.5%)
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015		5,000	5,063
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		10,000	10,225
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		5,000	4,875
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		5,000	4,888
Kerr-McGee Corp. sec. notes 6.95s, 2024		5,000	4,918
Peabody Energy Corp. sr. notes 5 7/8s, 2016		10,000	9,375
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		5,000	4,725
Pride International, Inc. sr. notes 7 3/8s, 2014		5,000	5,113
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		5,000	4,775
			53,957

Financial (2.2%)
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009
(Germany)	EUR	23,000	30,750
Depfa ACS Bank sr. sec. public loan notes 3 1/4s, 2008
(Ireland)	EUR	150,000	191,778
			222,528

Government (1.2%)
European Investment Bank supranational bank bonds 3
1/2s, 2014 (Luxembourg)	CHF	40,000	34,690
Norddeutsche Landesbank Girozentrale bonds Ser. 7, 5
3/4s, 2010 (Germany)	EUR	24,000	33,227
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	60,000	50,974
			118,891

Health Care (0.8%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		$5,000	4,794
DaVita, Inc. company guaranty 6 5/8s, 2013		5,000	4,806
HCA, Inc. notes 6 3/8s, 2015		15,000	14,210
HCA, Inc. notes 6 1/4s, 2013		10,000	9,519
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes 8
3/4s, 2014		5,000	5,056
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,000	4,725
Service Corporation International sr. notes 6
3/4s, 2016		5,000	4,688
Stewart Enterprises, Inc. 144A sr. notes 7 3/4s, 2013		5,000	4,675
Tenet Healthcare Corp. notes 7 3/8s, 2013		10,000	9,250
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		5,000	5,088
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		15,000	14,531
			81,342

Other (13.4%)
Dow Jones CDX HY pass-through certificates Ser. 4-T2,
6 3/4s, 2010		152,558	151,509
Dow Jones CDX HY pass-through certificates Ser. 4-T3,
8s, 2010		320,000	325,600
Dow Jones CDX HY 4-T1 pass-through certificates Ser.

4-T1, 8 1/4s, 2010		283,200	286,032
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010		388,000	402,793
iBond Securities, PLC sec. FRN Ser. 4C, 3.054s, 2009
(Ireland)	EUR	150,000	192,645
			1,358,579

Technology (0.4%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		$3,000	3,098
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		3,000	2,730
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016		5,000	4,800
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014		5,000	4,657
Electronic Data Systems Corp. sec. sr. notes Ser. B, 6
1/2s, 2013		5,000	4,961
Sensata Technologies BV 144A 8s, 2014 (Netherlands)		5,000	4,925
SunGard Data Systems, Inc. 144A sr. sub. notes 10
1/4s, 2015		4,000	4,180
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013		6,000	6,293
Unisys Corp. sr. notes 8s, 2012		5,000	4,694
			40,338

Transportation (--%)
Kansas City Southern Railway Co. company guaranty 9
1/2s, 2008		5,000	5,238

Utilities & Power (1.1%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		15,000	16,163
CMS Energy Corp. sr. notes 7 1/2s, 2009		5,000	5,063
Dynegy Holdings, Inc. 144A sr. unsecd. notes 8 3/8s,
2016		5,000	4,975
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		5,000	5,144
Edison Mission Energy 144A sr. notes 7 1/2s, 2013		5,000	4,950
El Paso Production Holding Co. company guaranty 7
3/4s, 2013		15,000	15,300
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		10,000	10,700
Mirant North America LLC 144A sr. notes 7 3/8s, 2013		5,000	4,938
Northwestern Corp. sec. notes 5 7/8s, 2014		5,000	4,890
NRG Energy, Inc. sr. notes 7 3/8s, 2016		10,000	10,013
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011		5,000	5,313
TXU Corp. sr. notes Ser. P, 5.55s, 2014		10,000	9,185
Williams Cos., Inc. (The) notes 7 5/8s, 2019		10,000	10,325
			106,959

Total corporate bonds and notes (cost $2,703,532)			$2,727,960

CONVERTIBLE PREFERRED STOCKS (10.8%)(a)

		Shares	Value

Basic Materials (0.9%)
Huntsman Corp. $2.50 cv. pfd.		2,300	$95,738

Capital Goods (1.3%)
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.		1,000	130,000

Communication Services (1.0%)
Crown Castle International Corp. $3.125 cum. cv. pfd.		1,900	103,075

Consumer Cyclicals (1.6%)
General Motors Corp. Ser. A, $1.13 cv. pfd.		6,500	156,000

Consumer Staples (0.7%)
Universal Corp. 6.75% cv. pfd.		71	69,314

Financial (3.0%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.		275	12,891
Fannie Mae Ser. 04-1, 5.375% cv. pfd.		1	94,568
Marshall & Ilsley Corp. $1.625 cv. pfd.		3,700	98,420
Sovereign Capital Trust IV $2.188 cv. pfd.		2,200	100,925
			306,804

Utilities & Power (2.3%)
El Paso Energy Capital Trust I $2.375 cv. pfd.		3,800	138,700
Entergy Corp. $3.813 cv. pfd.		1,900	95,238
			233,938

Total convertible preferred stocks (cost $1,106,201)			$1,094,869

FOREIGN GOVERNMENT BONDS AND NOTES (6.8%)(a)

		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	140,000	$119,740
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	52,000	66,410
Denmark (Kingdom of) bonds 6s, 2009	DKK	149,000	27,612
France (Government of) bonds 5 1/2s, 2029	EUR	63,000	94,949
France (Government of) bonds 4s, 2013	EUR	32,974	42,793
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	21,646	30,241
Ireland (Republic of) bonds 5s, 2013	EUR	30,000	41,211
Netherlands (Government of) bonds 5s, 2012	EUR	70,000	95,745
Norwegian (Government of) bonds 5 1/2s, 2009	NOK	300,000	51,829
Spain (Government of) bonds 6.15s, 2013	EUR	26,000	37,850
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	125,000	20,778
United Kingdom treasury bonds 4 1/4s, 2036	GBP	31,000	58,291

Total foreign government bonds and notes (cost $666,085)			$687,449

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (5.4%)(a)

		Principal amount	Value

Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, August 1, 2034		$37,513	$37,915
5 1/2s, with due dates from July 1, 2035 to
December 1, 2035		530,512	511,343

Total U.S. government agency mortgage obligations (cost $566,442)			$549,258

COLLATERALIZED MORTGAGE OBLIGATIONS (4.1%)(a)

		Principal amount	Value

Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 7.081s, 2022		$7,000	$6,884
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030		6,000	4,916
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046		54,000	54,076
Ser. 04-LB2A, Class A4, 4.715s, 2039		22,000	20,458
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035		7,000	7,584
Ser. 05-C4, Class A5, 5.104s, 2038		13,000	12,340
Fannie Mae
Ser. 02-T12, Class A4, 9 1/2s, 2042		486	511
Ser. 02-T4, Class A4, 9 1/2s, 2041		2,085	2,191
Ser. 02-T6, Class A3, 9 1/2s, 2041		822	862
Ser. 05-W3, Class 1A, 7 1/2s, 2045		5,800	6,036
Ser. 05-W1, Class 1A4, 7 1/2s, 2044		4,153	4,314
Ser. 04-W12, Class 1A4, 7 1/2s, 2044		3,144	3,266
Ser. 04-W14, Class 2A, 7 1/2s, 2044		686	712
Ser. 04-W8, Class 3A, 7 1/2s, 2044		1,625	1,688
Ser. 04-W11, Class 1A4, 7 1/2s, 2044		7,694	7,993
Ser. 04-W2, Class 5A, 7 1/2s, 2044		5,630	5,849
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,531	1,590
Ser. 03-W1, Class 2A, 7 1/2s, 2042		30,191	31,215
Ser. 03-W4, Class 4A, 7 1/2s, 2042		326	337
Ser. 02-T18, Class A4, 7 1/2s, 2042		3,952	4,096
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		856	888
Ser. 02-T16, Class A3, 7 1/2s, 2042		10,211	10,582
Ser. 02-T19, Class A3, 7 1/2s, 2042		4,844	5,020
Ser. 02-W6, Class 2A, 7 1/2s, 2042		3,281	3,396
Ser. 02-W4, Class A5, 7 1/2s, 2042		3,079	3,188
Ser. 02-W1, Class 2A, 7 1/2s, 2042		4,943	5,101
Ser. 02-T6, Class A2, 7 1/2s, 2041		1,887	1,948
Ser. 01-T12, Class A2, 7 1/2s, 2041		1,163	1,201
Ser. 01-T8, Class A1, 7 1/2s, 2041		1,911	1,972
Ser. 01-T7, Class A1, 7 1/2s, 2041		8,952	9,231
Ser. 01-T3, Class A1, 7 1/2s, 2040		189	195
Ser. 01-T1, Class A1, 7 1/2s, 2040		201	207
Ser. 99-T2, Class A1, 7 1/2s, 2039		292	303
Ser. 03-W10, Class 1A1, 7 1/2s, 2032		3,812	3,944
Ser. 02-W7, Class A5, 7 1/2s, 2029		756	783
Ser. 01-T4, Class A1, 7 1/2s, 2028		397	412
Ser. 02-W3, Class A5, 7 1/2s, 2028		1,391	1,439
Ser. 02-26, Class A1, 7s, 2048		1,986	2,031
Ser. 04-T3, Class 1A3, 7s, 2044		4,147	4,256
Ser. 03-W3, Class 1A2, 7s, 2042		1,942	1,989
Ser. 02-T16, Class A2, 7s, 2042		2,198	2,252
Ser. 02-14, Class A1, 7s, 2042		3,651	3,733
Ser. 01-T10, Class A1, 7s, 2041		2,026	2,071
Ser. 04-W1, Class 2A2, 7s, 2033		9,101	9,336
IFB Ser. 05-74, Class SE, Interest Only (IO), 1.019s,
2035		161,055	4,177
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042		465	491
Ser. T-60, Class 1A3, 7 1/2s, 2044		7,168	7,443
Ser. T-59, Class 1A3, 7 1/2s, 2043		4,034	4,195
Ser. T-57, Class 1A3, 7 1/2s, 2043		5,171	5,355
Ser. T-51, Class 2A, 7 1/2s, 2042		20,711	21,400

Ser. T-42, Class A5, 7 1/2s, 2042	926	959
Ser. T-41, Class 3A, 7 1/2s, 2032	5,301	5,478
Ser. T-60, Class 1A2, 7s, 2044	10,369	10,635
Ser. T-41, Class 2A, 7s, 2032	642	656
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	10,000	9,384
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	10,000	9,718
Ser. 05-GG4, Class A4B, 4.732s, 2039	10,000	9,229
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.27s, 2040	219,541	3,996
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	10,000	9,723
Ser. 05-CB11, Class A4, 5.335s, 2037	15,000	15,150
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	2,000	1,752
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	6,000	5,727
Ser. 04-C7, Class A6, 4.786s, 2029	10,000	9,316
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.114s, 2040	431,455	4,560
Ser. 06-C1, Class XCL, IO, 0.062s, 2041	346,763	3,718
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	13,000	12,646
Ser. 04-C15, Class A4, 4.803s, 2041	10,000	9,293

Total collateralized mortgage obligations (cost $428,786)		$417,397

CONVERTIBLE BONDS AND NOTES (2.7%)(a)

	Principal amount	Value

Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	$100,000	$98,750
Pier 1 Imports, Inc. 144A cv. sr. unsub. notes 6 3/8s
(6 1/8s, 2/15/11) 2036 (STP)	100,000	96,500
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	100,000	75,875

Total convertible bonds and notes (cost $283,094)		$271,125

ASSET-BACKED SECURITIES (0.9%)(a)

	Principal amount	Value

American Home Mortgage Investment Trust FRB Ser. 04-3,
Class 3A, 3.71s, 2034	$9,168	$9,018
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	1,000	977
Bear Stearns Alternate Trust Ser. 04-12, Class 2A2,
4.972s, 2035	3,387	3,359
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	2,809	1,977
Ser. 01-A, Class A, 6.805s, 2030	4,631	4,616
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-HE4,
Class M11, 7.581s, 2035	5,000	4,139
Countrywide Alternative Loan Trust Ser. 05-24,
Class IIAX, IO, 1.201s, 2035	53,553	2,008
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.16s, 2035	27,886	623
Ser. 05-9, Class 1X, IO, 1.09s, 2035	51,560	1,243
Green Tree Financial Corp.
Ser. 96-3, Class A5, 7.35s, 2027	3,957	4,076
Ser. 99-1, Class A5, 6.11s, 2023	2,547	2,545
Ser. 99-3, Class A7, 6.74s, 2031	11,000	10,374
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.533s, 2045	37,905	1,036
Long Beach Mortgage Loan Trust FRB Ser. 06-2,
Class M10, 7.581s, 2036	3,000	2,494
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.581s, 2036	3,000	2,333
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	739	715
Ser. 05-A, Class C, 4.84s, 2014	907	888
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.581s, 2035	3,000	2,625
Park Place Securities, Inc. 144A FRB Ser. 05-WCW2,
Class M11, 7.581s, 2035	3,000	2,369
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.984s, 2034	1,478	1,468
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.709s, 2035	5,000	4,401
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.581s, 2036	3,000	2,599
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.32s, 2035	26,000	25,023
WFS Financial Owner Trust Ser. 05-1, Class D, 4 1/4s,
2012	1,926	1,895

Total asset-backed securities (cost $94,351)		$92,801

PURCHASED OPTIONS OUTSTANDING (--%)(a)

	Expiration date/strike price	Contract amount	Value

90 Day Euro-Euribor Interest Rate Future (Put)	Mar 07/$94.75	2	$1,538
90 Day Euro-Euribor Interest Rate Future (Call)	Mar 07/$94.75	2	825

Total purchased options outstanding (cost $2,565)			$2,363

SHORT-TERM INVESTMENTS (14.1%)(a) (cost $1,428,899)

		Shares	Value

Putnam Prime Money Market Fund (e)		1,428,899	$1,428,899

TOTAL INVESTMENTS

Total investments (cost $9,788,597)(b)			$10,024,641

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/06 (aggregate face value $6,719) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$7,201	$6,719	6/21/2006	$(482)

FUTURES CONTRACTS OUTSTANDING at 5/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Bank Bill 90 day (Long)	3	$2,123,006	Dec-06	$593
Euribor 90 day (Short)	1	310,560	Sep-06	94
Euro 90 day (Long)	1	236,525	Mar-07	(90)
Euro-Bund 10 yr (Long)	1	149,043	Jun-06	820
Euro-Schatz 2 yr (Long)	4	536,889	Jun-06	(866)
Japanese Government Bond 10 yr Mini (Long)	3	357,409	Jun-06	1,381
New Zealand 90 day bill (Short)	3	1,766,476	Dec-06	3,549
Russell 2000 Index Mini (Short)	3	216,660	Jun-06	2,994
S&P 500 E-Mini (Short)	3	190,800	Jun-06	6,219
Swap Future Index 10 yr (Long)	3	307,359	Jun-06	(9,150)
U.S. Treasury Note 10 yr (Short)	1	104,922	Sep-06	575
U.S. Treasury Note 2 yr (Short)	2	406,438	Sep-06	588
U.S. Treasury Note 2 yr (Long)	2	406,438	Sep-06	(568)
U.S. Treasury Note 5 yr (Long)	1	103,609	Sep-06	(410)

Total				$5,729

WRITTEN OPTIONS OUTSTANDING at 5/31/06 (premiums received $2,357) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 0.60% versus the six
month JPY-LIBOR maturing on January 31, 2008.	JPY	87,700,000	Jan 07 / $0.60	$3,614
Option on an interest rate swap with Citibank for the right to receive a fixed rate of 1.165% versus the one
year JPY-LIBOR maturing on April 3, 2008.	JPY	58,176,000	Mar 07 / $1.17	1,152

Total				$4,766

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/06 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$50,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	$355
Citibank, N.A.

NOK	355,000	7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(896)
				6 month EUR-EURIBOR-
EUR	44,000	7/14/10	2.7515%	Telerate	1,514
JPY	6,100,000	5/30/22	2.512%	6 month JPY-LIBOR-BBA	63
JPY	79,900,000	5/30/08	6 month JPY-LIBOR-BBA	1.234%	239
CAD	70,000	5/10/16	4.884%	3 month CAD-BA-CDOR	150
JPY	13,500,000	4/26/11	6 month JPY-LIBOR-BBA	1.56125%	540
JPY	10,000,000	4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(1,072)
JPY	23,852,000	4/3/08	1 year JPY-LIBOR-BBA	1.165%	9
				6 month EUR-EURIBOR-
EUR	100,000	4/26/11	3.8345%	Telerate	136
JPY	3,200,000	4/21/36	6 month JPY-LIBOR-BBA	2.775%	850
				6 month EUR-EURIBOR-
EUR	18,000	7/22/10	2.825%	Telerate	551

NOK	140,000	7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(239)
JPY	16,000,000	2/10/16	6 month JPY-LIBOR-BBA	1.755%	(2,965)
Credit Suisse International
			3 month SEK-STIBOR-
SEK	306,000	2/10/08	SIDE	3.3125%	(99)
GBP	7,000	4/3/36	GBP 17635 at maturity	6 month USD-LIBOR-BBA	437
			3 month EUR-EURIBOR-
EUR	290,000	3/7/08	Telerate	3.525%	(853)
CHF	403,000	2/10/08	3 month CHF-LIBOR-BBA	2.065%	(1,323)
				3 month EUR-EURIBOR-
EUR	595,000	2/10/08	3.313%	Telerate	3,042
HSBC Bank USA, National Associates
CAD	660,000	2/16/08	3 month CAD-BA-CDOR	4.20%	3,085
CAD	158,000	2/16/16	4.5875%	3 month CAD-BA-CDOR	1,999
JPMorgan Chase Bank, N.A.
	$346,000	5/4/08	3 month USD-LIBOR-BBA	5.37%	(752)
	112,000	5/4/16	5.62375%	3 month USD-LIBOR-BBA	505
CAD	75,000	3/1/08	3 month CAD-BA-CDOR	4.215%	(278)
Lehman Brothers Special Financing, Inc.
JPY	14,000,000	10/21/15	1.61%	6 month JPY-LIBOR-BBA	4,187
	$22,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	627
Merrill Lynch Capital Services, Inc.

NOK	1,214,000	4/11/08	3 month NOK-NIBOR-NIBR	4.13%	(362)

			3 month SEK-STIBOR-
SEK	1,925,000	4/11/08	SIDE	3.58%	(233)
				3 month EUR-EURIBOR-
EUR	256,000	4/11/08	3.7725%	Telerate	167
				3 month U.S. Bond Market
				Association Municipal
	$40,000	11/22/16	4.1735%	Swap Index	(118)
	28,000	11/22/16	3 month USD-LIBOR-BBA	5.711%	(5)

Total					$9,261

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/06 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
EUR	80,000	4/26/11	2.14%	French Non-revised	$(113)
				Consumer Price Index
				excluding tobacco

EUR	80,000	4/26/11	(2.15%)	Euro Non-revised Consumer	729
				Price Index excluding tobacco

GBP	7,000	4/3/36	3.1225%	GBP Non-revised Retail Price	192
				Index
Goldman Sachs
				Ford Credit Auto Owner
			678 bp (1 month	Trust Series 2005-B Class
	$7,000	9/15/11	USD-LIBOR)	D	(46)

Total					$762

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A.
DJ CDX NA HY Series 6 Index	$1	$750	6/20/11	(345 bp)	$(3)

DJ CDX NA HY Series 6 Index	8	500	6/20/11	(345 bp)	8

DJ CDX NA HY Series 6 Index 25-35% tranche	--	3,000	6/20/11	80 bp	5

DJ CDX NA HY Series 6 Index 25-35% tranche	--	2,000	6/20/11	74 bp	(1)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 6 Index	8	750	6/20/11	(345 bp)	4

DJ CDX NA HY Series 6 Index 25-35% tranche	--	3,000	6/20/11	74 bp	(2)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	4,000	12/20/10	(115 bp)	(68)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	2,000	12/20/10	(113 bp)	(33)

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6 Index	6	750	6/20/11	(345 bp)	(13)

DJ CDX NA HY Series 6 Index	8	750	6/20/11	(345 bp)	4

DJ CDX NA HY Series 6 Index 25-35% tranche	--	3,000	6/20/11	74 bp	(2)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	3,000	6/20/11	72 bp	(5)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,500	6/20/10	(124.5 bp)	(37)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	4,000	12/20/12	246 bp	62

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6 Index	8	750	6/20/11	(345 bp)	4

DJ CDX NA HY Series 6 Index 25-35% tranche	--	3,000	6/20/11	73 bp	(4)

DJ CDX NA HY Series 6 Index 25-35% tranche	20	1,250	6/20/11	345 bp	20

DJ CDX NA HY Series 6 Index 25-35% tranche	--	5,000	6/20/11	74 bp	(4)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	7,500	6/20/10	(62 bp)	6

DJ CDX NA IG Series 4 Index 3-7% tranche	--	3,000	6/20/12	275 bp	73

DJ CDX NA IG Series 5 Index 3-7% tranche	--	4,000	12/20/12	248 bp	78

DJ CDX NA IG Series 5 Index 3-7% tranche	--	4,000	12/20/10	(115 bp)	(68)

Total					$24

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $10,120,228.

(b) The aggregate identified cost on a tax basis is $9,794,123, resulting in gross unrealized appreciation and depreciation of $395,671 and $165,153, respectively, or net unrealized appreciation of $230,518.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2006.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $11,800 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $3,656,334 and $2,595,497, respectively.

At May 31, 2006, liquid assets totaling $2,100,892 have been designated as collateral for open swap contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at
May 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at May 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at May 31, 2006: (as a percentage of Portfolio Value)

Austria	2.4%
France	1.7
Germany	0.6
Ireland	4.3
Japan	0.8
Netherlands	1.0
Norway	0.5
United Kingdom	0.6
United States	86.4
Other	1.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006